Derivatives	9 Months Ended
Sep. 30, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives
F.
Derivatives
As discussed under
“Derivatives”
in
Note A — “Accounting Policies,”
GALIC uses derivatives in certain areas of its operations.
Derivatives That Do Not Qualify for Hedge Accounting
The following derivatives that do not qualify for hedge accounting under GAAP are included in GALIC’s Balance Sheet at fair value (in millions):

		September 30, 2021		December 31, 2020		December 31, 2019
Derivative	Balance Sheet Line	Asset	Liability	Asset	Liability	Asset	Liability
		(unaudited)	(unaudited)
MBS with embedded derivatives	Fixed maturities	$117	$—	$137	$—	$74	$—
Public company warrants	Equity securities	—	—	—	—	—	—
Fixed-indexed and registered index-linked annuities (embedded derivative)	Annuity benefits accumulated	—	4,208	—	3,933	—	3,730
Equity index call options	Equity index call options	646	—	825	—	924	—
Equity index put options	Other liabilities	—	(14)	—	5	—	1
Reinsurance contract (embedded derivative)	Other liabilities	—	5	—	5	—	4

		$763	$4,199	$962	$3,943	$998	$3,735

The MBS with embedded derivatives consist of primarily interest-only and principal-only MBS. GALIC records the entire change in the fair value of these securities in earnings. These investments are part of GALIC’s overall investment strategy and represent a small component of GALIC’s overall investment portfolio.
Warrants to purchase shares of publicly traded companies, which represent a small component of GALIC’s overall investment portfolio, are considered to be derivatives that are required to be carried at fair value through earnings.
GALIC’s fixed-indexed and registered index-linked annuities provide policyholders with a crediting rate tied, in part, to the performance of an existing stock market or other financial index. GALIC attempts to mitigate the risk in the index-based component of these products through the purchase and sale of call and put options on the appropriate index. GALIC receives collateral from certain counterparties to support its purchased call option assets (net of collateral required under put option contracts with the same counterparties). This collateral ($318 million at September 30, 2021 (unaudited), $351 million at December 31, 2020 and $577 million at December 31, 2019) is shown as funds held as collateral in GALIC’s Balance Sheet with an offsetting liability to return the collateral, which is included in liability for funds held as collateral. GALIC’s strategy is designed so that the net change in the fair value of the call and put options will generally offset the economic change in the net liability from the index participation. Both the index-based component of the annuities (an embedded derivative) and the related call and put options are considered derivatives that must be adjusted for changes in fair value through earnings each period. The fair values of these derivatives are impacted by actual and expected stock market performance and interest rates as well as other factors. Fluctuations in certain of these factors, such as changes in interest rates and the performance of the stock market, are not economic in nature for current reporting period but rather impact the timing of reported results.
As discussed under
“Reinsurance”
in
Note A
, GALIC has a reinsurance contract that is considered to contain an embedded derivative.

The following table summarizes the gains (losses) included in GALIC’s Statement of Earnings for changes in the fair value of derivatives that do not qualify for hedge accounting (in millions):

		Nine months ended September 30,		Year ended December 31,
Derivative	Statement of Earnings Line	2021	2020	2020	2019	2018
		(unaudited)	(unaudited)
MBS with embedded derivative s	Realized gains (losses) on securities	$(18)	$2	$(2)	$5	$(4)
Public company warrants	Realized gains (losses) on securities	—	—	—	—	(3)
Fixed-indexed and registered index-linked annuities (embedded derivative) (*)	Annuity benefits	296	41	(283)	(919)	204
Equity index call options	Annuity benefits	282	(42)	223	804	(298)
Equity index put options	Annuity benefits	5	1	3	2	(1)
Reinsurance contract (embedded derivative)	Net investment income	—	—	(1)	(2)	2

		$565	$2	$(60)	$(110)	$(100)

(*)
The change in fair value of the embedded derivative includes a favorable adjustment related to unlocking of actuarial assumptions of $240 million in 202
0
 and $181 million in 2019 and losses of $44 million in 2018.

Derivatives Designated and Qualifying as Cash Flow Hedges
    As of September 30, 2021, GALIC has nine active interest rate swaps that are designated and qualify as highly effective cash flow hedges to mitigate interest rate risk related to certain floating-rate securities included in GALIC’s portfolio of fixed maturity securities. The purpose of each of these swaps is to effectively convert a portion of GALIC’s floating-rate fixed maturity securities to fixed rates by offsetting the variability in cash flows attributable to changes in short-term LIBOR.
Under the terms of the swaps, GALIC receives fixed-rate interest payments in exchange for variable interest payments based on short-term LIBOR. The notional amounts of the interest rate swaps generally decline over each swap’s respective life (the swaps expire between December 2023 and June 2030) in anticipation of the expected decline in GALIC’s portfolio of fixed maturity securities with floating interest rates based on short-term LIBOR. The total outstanding notional amount of GALIC’s interest rate swaps was $1.54 billion at September 30, 2021 (unaudited) compared to $1.63 billion at December 31, 2020 and $1.98 billion at December 31, 2019, reflecting the scheduled amortization discussed above, the termination of a swap with a total notional amount of $83 million in the first quarter of 2020, the termination of two swaps with a total notional amount of $166 million in the second quarter of 2020 and the expiration of a swap with a notional amount of $44 million in the second quarter of 2020. The fair value of the interest rate swaps in an asset position and included in other assets was $60 million at September 30, 2021 (unaudited), $102 million at December 31, 2020 and $50 million at December 31, 2019. The fair value of the interest rate swaps in a liability position and included in other liabilities was zero at September 30, 2021 (unaudited) and December 31, 2020, and $5 million at December 31, 2019. The net unrealized gain or loss on cash flow hedges is included in AOCI, net of DPAC and deferred taxes. Amounts reclassified from AOCI (before DPAC and taxes) to net investment income were income of $26 million through the first nine months of 2021 (unaudited), $40 million in 2020 and $3 million in 2019 and losses of $3 million in 2018. A collateral payable supporting these swaps of $44 million at September 30, 2021 (unaudited) and a collateral receivable supporting these swaps of $2 million at December 31, 2020 and $20 million at December 31, 2019 is included in other assets in GALIC’s Balance Sheet.